Income Taxes (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
Income Taxes [Line Items]
Carryforward net operating losses		$ 30,439	₪ 97,101	$ 20,066	₪ 73,186
Consolidated revenues	₪ 10,000,000
Percentage of granting tax rate		12.00%	12.00%
Percentage of annual income	25.00%
Corporate tax rate	23.00%
Percentage of eligible tax rate	12.00%
US [Member]
Income Taxes [Line Items]
Federal income tax rate	21.00%
Israeli [Member]
Income Taxes [Line Items]
Corporate Israeli tax rate	23.00%